Tax liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Tax liabilities
Schedule of reconciliation of tax liabilities

	As of June 30,
(in € thousands)	2024	2025	2026
Beginning of fiscal year	22,987	10,643	2,764
Additions	1,725	1,536	11,952
Additions through business combination	—	1,601	—
Utilizations	(13,477)	(11,017)	(2,199)
Release	(592)	—	(60)
End of fiscal year	10,643	2,764	12,457